Debt, Total Indebtedness (Details) - USD ($)	Dec. 31, 2016	Dec. 31, 2015
Cleco Power [Member]
Debt Instrument [Line Items]
Unsecured Debt	$ 1,268,715,000	$ 1,265,529,000
Long-term Line of Credit	0
Barge Lease Obligations	1,819,000	4,425,000
Gross amount of long-term debt	1,270,534,000	1,269,954,000
Less: Long-term Debt due within one year	17,896,000	16,814,000
Less: lease obligations classified as long-term debt due within one year	1,819,000	2,607,000
Unamortized Debt Discount	(6,342,000)	(6,885,000)
Unamortized Debt Issuance Costs	(9,421,000)	(9,609,000)
Long-term debt, net	1,235,056,000	1,234,039,000
Cleco Power's senior notes, 6.65%, due 2018 [Member] | Cleco Power [Member]
Debt Instrument [Line Items]
Unsecured Debt	0	250,000,000
Cleco Power's senior notes, 3.68%, due 2025 [Member] [Member] | Cleco Power [Member]
Debt Instrument [Line Items]
Unsecured Debt	75,000,000	75,000,000
Cleco Power's senior notes, 3.47%, due 2026 [Member] | Cleco Power [Member]
Debt Instrument [Line Items]
Unsecured Debt	130,000,000	0
Cleco Powers Senior Notes 4.33% due 2027 [Member] | Cleco Power [Member]
Debt Instrument [Line Items]
Unsecured Debt	50,000,000	50,000,000
Cleco Power's senior notes, 3.57%, due 2028 [Member] | Cleco Power [Member]
Debt Instrument [Line Items]
Unsecured Debt	200,000,000	0
Cleco Power's senior notes, 6.50%, due 2035 [Member] | Cleco Power [Member]
Debt Instrument [Line Items]
Unsecured Debt	295,000,000	295,000,000
Cleco Power's senior notes, 6.00%, due 2040 [Member] | Cleco Power [Member]
Debt Instrument [Line Items]
Unsecured Debt	250,000,000	250,000,000
Cleco Power's senior notes 5.12% due 2041 [Member] | Cleco Power [Member]
Debt Instrument [Line Items]
Unsecured Debt	100,000,000	100,000,000
Series A GO Zone bonds, 2.00%, due 2038, mandatory tender in 2020 [Member] | Cleco Power [Member]
Debt Instrument [Line Items]
Unsecured Debt	50,000,000	50,000,000
Series B GO Zone bonds, 4.25%, due 2036 [Member] | Cleco Power [Member]
Debt Instrument [Line Items]
Unsecured Debt	50,000,000	50,000,000
Cleco Power's solid waste disposal facility bonds, 4.70%, due 2036, callable after November 1, 2016 [Member] | Cleco Power [Member]
Debt Instrument [Line Items]
Unsecured Debt	0	60,000,000
Cleco Katrina/Rita's storm recovery bonds, 4.41%, due 2020 [Member] | Cleco Power [Member]
Debt Instrument [Line Items]
Unsecured Debt	1,115,000	17,929,000
Cleco Katrina/Rita's storm recovery bonds, 5.61%, due 2023 [Member] | Cleco Power [Member]
Debt Instrument [Line Items]
Unsecured Debt	67,600,000	67,600,000
Cleco Katrina Rita Storm Recovery Bonds [Member] | Cleco Power [Member]
Debt Instrument [Line Items]
Less: Long-term Debt due within one year	17,900,000
Successor [Member]
Debt Instrument [Line Items]
Less: lease obligations classified as long-term debt due within one year	1,800,000
Unamortized Debt Issuance Costs	(11,700,000)
Long-term debt, net	2,738,571,000
Successor [Member] | Cleco Holdings [Member]
Debt Instrument [Line Items]
Long-term Line of Credit	0
Unamortized Debt Issuance Costs	(2,261,000)
Long Term Debt. Reconciliation, Fair Value Adjustment	155,776,000
Successor [Member] | Cleco Holdings' senior notes, 3.250%, due 2023 [Member] | Cleco Holdings [Member]
Debt Instrument [Line Items]
Unsecured Debt	165,000,000
Successor [Member] | Cleco Katrina Rita Storm Recovery Bonds [Member]
Debt Instrument [Line Items]
Less: Long-term Debt due within one year	17,900,000
Successor [Member] | Cleco Holdings' senior notes, 3.743%, due 2026 [Member] | Cleco Holdings [Member]
Debt Instrument [Line Items]
Unsecured Debt	535,000,000
Successor [Member] | Cleco Holdings' senior notes, 4.973%, due 2046 [Member] | Cleco Holdings [Member]
Debt Instrument [Line Items]
Unsecured Debt	350,000,000
Successor [Member] | Cleco Corporate Holdings debt, variable rate, due 2021 [Member] | Cleco Holdings [Member]
Debt Instrument [Line Items]
Bank Term Loan	$ 300,000,000
Predecessor [Member]
Debt Instrument [Line Items]
Unamortized Debt Issuance Costs		(9,900,000)
Long-term debt, net		1,267,703,000
Predecessor [Member] | Cleco Holdings [Member]
Debt Instrument [Line Items]
Long-term Line of Credit		34,000,000
Unamortized Debt Issuance Costs		(336,000)
Long Term Debt. Reconciliation, Fair Value Adjustment		0
Predecessor [Member] | Cleco Holdings' senior notes, 3.250%, due 2023 [Member] | Cleco Holdings [Member]
Debt Instrument [Line Items]
Unsecured Debt		0
Predecessor [Member] | Cleco Holdings' senior notes, 3.743%, due 2026 [Member] | Cleco Holdings [Member]
Debt Instrument [Line Items]
Unsecured Debt		0
Predecessor [Member] | Cleco Holdings' senior notes, 4.973%, due 2046 [Member] | Cleco Holdings [Member]
Debt Instrument [Line Items]
Unsecured Debt		0
Predecessor [Member] | Cleco Corporate Holdings debt, variable rate, due 2021 [Member] | Cleco Holdings [Member]
Debt Instrument [Line Items]
Bank Term Loan		$ 0